Subsequent events	6 Months Ended
Jun. 30, 2021
Subsequent events
Subsequent events

22.Subsequent events

From July 1, 2021 to August 11, 2021, the Company issued 390,000 common shares at $4 CAD per share for gross proceeds of $1,560,000 CAD pursuant to the exercise of warrants by investor.

On July 20, 2021, the Company issued 118,497 common shares at $3.63 per share for RSUs exercised by executives of the Company.